Supplemental information on statement of cash flows (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Amounts paid/received during the period:
Withholding income tax paid on behalf of third-parties	$ 860	$ 905
Transactions not involving cash
Purchase of property, plant and equipment on credit	211	154
Lease	8,155	2,981
Provision for decommissioning costs	6	66
Use of tax credits and judicial deposits for the payment of contingency	114	63
Earnout related to Atapu and Sépia fields	$ 49	$ 105